Breakdown of Expiration of Net Operating Loss Carryforwards in Major Jurisdictions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Amount	$ 20,145
Hong Kong
Operating Loss Carryforwards [Line Items]
Amount	9,975
Expiring year	Indefinite
Taiwan
Operating Loss Carryforwards [Line Items]
Amount	$ 10,170
Taiwan | Minimum
Operating Loss Carryforwards [Line Items]
Expiring year	2020
Taiwan | Maximum
Operating Loss Carryforwards [Line Items]
Expiring year	2023